SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - IPO [Member] $ / shares in Units, $ in Thousands	Oct. 02, 2024 SGD ($) $ / shares shares
Subsequent Event [Line Items]
Ordinary shares	1,437,500
Share price | $ / shares	$ 4.00
Options exercised shares	187,500
Options exercised value | $	$ 5,750